STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Fixed Income Portfolio
    ("Portfolio"), at value (Note 1A)                                $2,620,055,244
  Receivable for Fund shares sold                                         1,336,462
  Prepaid expenses                                                           14,019
                                                                     --------------
    Total assets                                                      2,621,405,725

LIABILITIES
  Payable for Fund shares redeemed                       $9,266,944
  Distributions payable                                  10,234,744
  Accrued accounting, custody and transfer agent fees        11,057
  Accrued trustees' fees and expenses (Note 2)                  989
  Accrued expenses and other liabilities                     29,894
                                                         ----------
    Total liabilities                                                    19,543,628
                                                                     --------------
NET ASSETS                                                           $2,601,862,097
                                                                     ==============
NET ASSETS CONSIST OF:
  Paid-in capital                                                    $2,899,774,093
  Accumulated net realized loss                                        (195,163,231)
  Undistributed net investment income                                    15,292,995
  Net unrealized depreciation                                          (118,041,760)
                                                                     --------------
TOTAL NET ASSETS                                                     $2,601,862,097
                                                                     ==============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                               140,067,091
                                                                     ==============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE (Net Assets/Shares outstanding)                          $        18.58
                                                                     ==============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                            $106,852,641
  Dividend income allocated from Portfolio (net of
    foreign withholding taxes of $5,313)                                2,166,702
  Expenses allocated from Portfolio                                    (4,877,284)
                                                                      -----------
    Net investment income allocated from Portfolio                    104,142,059

EXPENSES
  Accounting, custody, and transfer agent fees           $    73,859
  Legal and audit services                                    50,746
  Registration fees                                           16,522
  Trustees' fees and expenses (Note 2)                         1,989
  Insurance expense                                            1,750
  Miscellaneous                                               34,880
                                                         -----------
    Total expenses                                                        179,746
                                                                      -----------
      Net investment income                                           103,962,313
                                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                     (91,069,826)
    Financial futures contracts                              912,205
    Written options transactions                          (4,817,990)
    Foreign currency transactions and forward foreign
      currency exchange contracts                         16,766,427
                                                         -----------
      Net realized loss                                               (78,209,184)
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                 67,004,723
    Financial futures contracts                           (3,116,521)
    Written options                                        6,475,093
    Foreign currency and forward foreign currency
      exchange contracts                                  (5,224,032)
                                                         -----------
      Change in net unrealized appreciation
        (depreciation)                                                 65,139,263
                                                                      -----------
    Net realized and unrealized loss on investments                   (13,069,921)
                                                                      -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                            $90,892,392
                                                                      ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2000       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 1999
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                   $  103,962,313    $  220,580,137
  Net realized loss                                          (78,209,184)     (113,317,665)
  Change in net unrealized appreciation (depreciation)        65,139,263      (129,552,112)
                                                          --------------    --------------
  Net increase (decrease) in net assets from investment
    operations                                                90,892,392       (22,289,640)
                                                          --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E)
  From net investment income                                 (87,854,046)     (229,095,302)
  From net realized gains on investments                              --        (5,299,644)
                                                          --------------    --------------
  Total distributions to shareholders                        (87,854,046)     (234,394,946)
                                                          --------------    --------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           154,012,641       362,270,388
  Value of shares issued to shareholders in payment of
    distributions declared                                    67,072,886       183,394,637
  Cost of shares redeemed                                   (532,807,032)     (771,004,811)
                                                          --------------    --------------
  Net decrease in net assets from Fund share
    transactions                                            (311,721,505)     (225,339,786)
                                                          --------------    --------------
TOTAL DECREASE IN NET ASSETS                                (308,683,159)     (482,024,372)

NET ASSETS
  At beginning of period                                   2,910,545,256     3,392,569,628
                                                          --------------    --------------
  At end of period (including undistributed net
    investment income of $15,292,995 and distributions
    in excess of net investment income of $815,272,
    respectively)                                         $2,601,862,097    $2,910,545,256
                                                          ==============    ==============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED                           YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2000   ---------------------------------------------------------------
                                          (UNAUDITED)(1)    1999(1)      1998(1)       1997        1996(1)       1995
                                          --------------  -----------  -----------  -----------  -----------  -----------

NET ASSET VALUE, BEGINNING OF PERIOD        $    18.55    $    20.13   $    20.80   $    20.53   $    20.92   $    18.91
                                            ----------    ----------   ----------   ----------   ----------   ----------
FROM INVESTMENT OPERATIONS:
  Net investment income                           0.69          1.34         1.37         1.46         1.46         1.35
  Net realized and unrealized gain
    (loss) on investments                        (0.06)        (1.47)       (0.30)        0.45        (0.37)        2.08
                                            ----------    ----------   ----------   ----------   ----------   ----------
Total from investment operations                  0.63         (0.13)        1.07         1.91         1.09         3.43
                                            ----------    ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     (0.60)        (1.42)       (1.38)       (1.52)       (1.48)       (1.42)
  From net realized gain on investments             --         (0.03)       (0.36)       (0.12)          --           --
                                            ----------    ----------   ----------   ----------   ----------   ----------
Total distributions to shareholders              (0.60)        (1.45)       (1.74)       (1.64)       (1.48)       (1.42)
                                            ----------    ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD              $    18.58    $    18.55   $    20.13   $    20.80   $    20.53   $    20.92
                                            ==========    ==========   ==========   ==========   ==========   ==========
TOTAL RETURN                                      3.49%++      (0.70)%       5.25%        9.54%        5.48%       18.54%

RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets) (2)                                   0.36%+        0.36%        0.36%        0.37%        0.38%        0.38%
  Net Investment Income (to average
    daily net assets)                             7.48%+        6.85%        6.54%        6.76%        7.13%        7.80%
  Portfolio Turnover (3)                            --            --           --           --           49%         132%
  Net Assets, End of Period
    (000's omitted)                         $2,601,862    $2,910,545   $3,392,570   $3,288,318   $2,603,628   $2,267,107

-----------------
(1)  Calculated based on average shares outstanding.
(2) Includes the Fund's share of Standish Fixed Income Portfolio's allocated expenses for the periods since May 3, 1996.
(3) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing directly in securities, including the period from January 1, 1996 through May 2, 1996. The portfolio turnover rates for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
+    Computed on an annualized basis.
++   Not annualized.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Fixed Income Fund (the "Fund") is a separate diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest of the Standish Fixed Income Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      C. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      At December 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover is $75,043,000 which expires on December 31, 2007. The Fund elected to defer to its fiscal year ending December 31, 2000, $35,466,153 of losses recognized during the period November 1, 1999 to December 31, 1999.

      D. OTHER

      All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      E. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction by capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies
      (PFIC), litigation proceeds, market discount, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

(2)   INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish, Ayer & Wood, Inc. ("SA&W") for investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. The Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(3)   INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2000, aggregated $152,786,538 and $535,508,722, respectively.

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                    SIX MONTHS ENDED
                                                     JUNE 30, 2000       YEAR ENDED
                                                      (UNAUDITED)     DECEMBER 31, 1999
                                                    ----------------  -----------------

      Shares sold                                       8,279,347         18,581,997
      Shares issued to shareholders in payment of
        distributions declared                          3,626,242          9,583,305
      Shares redeemed                                 (28,776,406)       (39,761,867)
                                                      -----------        -----------
      Net decrease                                    (16,870,817)       (11,596,565)
                                                      ===========        ===========

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      PAR           VALUE
SECURITY                                        RATE           MATURITY              VALUE#       (NOTE 1A)
--------------------------------------------------------------------------------------------------------------

BONDS AND NOTES -- 105.6%

ASSET BACKED -- 7.9%
ARG Funding 1999-1A A3                           6.020%       05/20/2005         $  31,075,000  $   29,710,613
American Express Co. 1999-1 A+                   5.600%       11/15/2006            25,725,000      24,362,379
Americredit Auto Receivable Trust 2000-A A4      7.290%       12/05/2006            26,975,000      26,869,629
Capital One Master Trust 2000-1 B                7.300%       04/17/2006             7,000,000       6,962,812
Chase Manhattan Auto Owner 1997-B                6.750%       01/15/2004             2,750,000       2,725,508
Citibank Credit Card Master Trust 1996-1 A       0.000%       02/07/2003            35,291,000      33,857,303
Citibank Credit Card Master Trust 1998-6 B       6.000%       04/10/2003             2,500,000       2,475,781
Daimler Chrysler Auto Trust 2000-A A4+           7.230%       01/06/2005            20,800,000      20,822,750
Discover Card Master Trust 1998-7 A              5.600%       05/15/2006            14,025,000      13,304,027
Ford Credit Auto Owner Trust 1997-B B            6.400%       05/15/2002             4,875,000       4,826,250
Ford Credit Auto Owner Trust 2000-A A5           7.190%       03/15/2004            16,225,000      16,214,859
Green Tree Acceptance Corp. 1997-7 B2
  Non-ERISA                                      7.590%       07/15/2029            11,050,000       4,420,000
MBNA Master Credit Card Trust 1999-A B           6.600%       12/15/2006             1,700,000       1,645,547
MBNA Master Credit Card Trust 1999-J A           7.000%       02/15/2012            18,325,000      17,921,277
                                                                                                --------------
Total Asset Backed (Cost $213,873,151)                                                             206,118,735
                                                                                                --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.0%
Bear Stearns Mortgage 1998-2 B                   6.750%       04/30/2030             6,803,601       6,264,628
Bear Stearns Mortgage 1998-2 C                   6.750%       04/30/2030            22,090,340      20,229,920
First Union/Lehman 1997-C1 D Non-ERISA           7.500%       10/18/2008             7,350,000       6,985,371
GMAC Mortgage Corp. 1997-C1 E Non-ERISA          7.085%       11/15/2010            31,109,000      28,580,179
Prudential Home Mortgage 1993-B 3B 144A(a)       7.857%       04/28/2023            15,649,487      15,121,317
                                                                                                --------------
Total Collateralized Mortgage Obligations (Cost $82,883,802)                                        77,181,415
                                                                                                --------------
CONVERTIBLE CORPORATE BONDS -- 0.2%
Tenet Healthcare Corp. Sub CVT Notes             6.000%       12/01/2005             5,150,000       4,285,315
                                                                                                --------------
Total Convertible Corporate Bonds (Cost $4,462,158)                                                  4,285,315
                                                                                                --------------
CORPORATE -- 26.3%
BANK BONDS -- 4.0%
Advanta Corp.                                    7.000%       05/01/2001             5,850,000       5,323,500
Bank United Corp. Notes                          8.875%       05/01/2007             5,175,000       4,709,250
Commercial Federal Sub Notes                     7.950%       12/01/2006             1,750,000       1,575,000
Firstar Bank                                     7.125%       12/01/2009             8,000,000       7,539,119
GS Escrow Corp. 144A Notes +                     7.125%       08/01/2005            19,455,000      17,236,725
GS Escrow Corp. 144A Senior Notes+               7.000%       08/01/2003            40,995,000      37,740,590
Imperial Credit Capital Trust Notes              9.980%       12/31/2026             8,425,000       7,530,071
Popular Inc. Medium Term Notes                   6.625%       10/27/2002             4,425,000       4,304,152
U.S. Bancorp Notes NCL                           6.000%       05/15/2004            15,075,000      14,174,891
Webster Financial Capital 144A Notes             9.360%       01/29/2027             2,475,000       2,119,714
Wells Fargo & Co. Notes NCL                      6.625%       07/15/2004             3,875,000       3,776,048
                                                                                                --------------
                                                                                                   106,029,060
                                                                                                --------------
FINANCIAL -- 4.8%
Advanta Capital Trust I                          8.990%       12/17/2026             3,500,000       1,750,000
Amresco Inc. Corp. Senior Sub Notes              9.875%       03/15/2005             6,000,000       2,760,000
Amresco Inc. Corp. Senior Sub Notes             10.000%       03/15/2004             2,175,000       1,000,500

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      PAR           VALUE
SECURITY                                        RATE           MATURITY             VALUE#        (NOTE 1A)
--------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)
Conseco Finance Trust Capital Notes+             8.796%       04/01/2027         $  24,943,000  $   10,974,920
Crescent Real Estate Notes+                      7.500%       09/15/2007            15,525,000      12,360,058
Exodus Communications                           11.625%       07/15/2010             3,450,000       3,467,250
Ford Motor Credit Corp.                          6.700%       07/16/2004            14,850,000      14,393,935
Fresenius Medical Capital Trust Notes            7.875%       02/01/2008             4,275,000       3,890,250
Goldman Sachs Group Notes                        7.200%       11/01/2006             5,125,000       4,911,020
Interpool Capital Trust Notes                    7.350%       08/01/2007             4,175,000       3,390,408
Interpool Capital Trust Notes                    9.875%       02/15/2027             4,500,000       3,105,000
Lehman Bros Holding Inc.                         6.625%       04/01/2004            10,875,000      10,390,723
Liberty Mutual Insurance Co. 144A Notes          7.697%       10/15/2097             5,375,000       3,924,050
Meditrust, REIT                                  7.820%       09/10/2026             5,350,000       4,066,000
Morgan Stanley Corp.                             7.125%       01/15/2003            14,025,000      13,925,090
Paine Webber Notes                               6.375%       05/15/2004             4,085,000       3,848,118
Phoenix Re-Insurance Corp. NC '07                8.850%       02/01/2027             7,400,000       4,824,450
Trenwick Capital Trust                           8.820%       02/01/2037             9,375,000       6,901,147
World Financial Properties 144A 1996 WFP-B       6.910%       09/01/2013            16,360,439      15,089,233
                                                                                                --------------
                                                                                                   124,972,152
                                                                                                --------------
INDUSTRIAL BONDS -- 17.5%
Adelphia Communications Senior Notes             9.250%       10/01/2002             2,575,000       2,529,937
Allied Waste Industries 144A Notes               7.375%       01/01/2004             5,000,000       4,425,000
Allied Waste Industries 144A Notes+              7.625%       01/01/2006            11,550,000      10,048,500
American Standard Corp. Senior Notes             7.125%       02/15/2003             3,175,000       3,024,187
Aramark Services Inc.                            6.750%       08/01/2004             8,310,000       7,926,351
Aramark Services Inc.                            7.000%       07/15/2006             7,250,000       6,806,403
Argosy Gaming Co.                               10.750%       06/01/2009             1,000,000       1,035,000
Building Materials Corp. Senior Notes            8.000%       10/15/2007             1,875,000       1,500,000
CBS Inc.                                         7.150%       05/20/2005             5,550,000       5,453,820
CK Witco Corp.+                                  8.500%       03/15/2005            11,000,000      10,876,690
Charter Communications Holdings LLC+             8.250%       04/01/2007            12,800,000      11,328,000
Clear Channel Communications+                    7.875%       06/15/2005            19,160,000      19,233,747
Coastal Corp.                                    7.750%       06/15/2010             7,225,000       7,152,293
Conmed Corp. Notes                               9.000%       03/15/2008             4,400,000       4,026,000
Cox Enterprises 144A Notes                       6.625%       06/14/2002            14,250,000      14,017,739
Daimler Chrylser Medium Term Note+               6.840%       10/15/2002            20,250,000      20,061,050
Daimler Chrysler NA Holdings                     7.125%       03/01/2002             6,875,000       6,867,436
Delta Air Lines                                  7.700%       12/15/2005             4,000,000       3,853,458
Delta Air Lines+                                 8.300%       12/15/2029            14,675,000      12,824,738
Enron Corp.                                      7.875%       06/15/2003            12,500,000      12,578,480
Enterprise Corp. 144A Notes+                     6.950%       03/01/2004            15,500,000      14,972,099
Enterprise Corp. Notes                           6.375%       05/15/2003             5,000,000       4,784,038
Fort James Corp.+                                6.700%       11/15/2003             7,400,000       7,143,647
Fred Meyer Inc.                                  7.450%       03/01/2008             2,000,000       1,918,167
Global Crossing Holding Ltd. Notes+              9.625%       05/15/2008            11,800,000      11,475,500
Grove Worldwide Senior Sub Notes                 9.250%       05/01/2008             5,750,000       2,185,000
Horseshoe Gaming Holdings                        8.625%       05/15/2009             5,000,000       4,650,000
International Paper Co. Notes                    8.000%       07/08/2003            10,000,000      10,053,451
Kroger Co.                                       8.050%       02/01/2010             7,625,000       7,553,516
Lear Corp.                                       7.960%       05/15/2005               525,000         490,570
Lear Corp.                                       8.110%       05/15/2009             3,050,000       2,777,768
Level 3 Communications Inc.                     11.000%       03/15/2008             2,375,000       2,351,250
Level 3 Communications Inc. 144A                11.250%       03/15/2010             1,250,000       1,231,250

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      PAR           VALUE
SECURITY                                        RATE           MATURITY              VALUE#       (NOTE 1A)
--------------------------------------------------------------------------------------------------------------

INDUSTRIAL BONDS (CONTINUED)
Level 3 Communications Inc. Step Up Notes        0.000%       03/15/2010         $  20,350,000  $   11,243,375
McLeod USA Inc. 144A Senior Notes                9.500%       11/01/2008             7,405,000       7,182,850
McLeod USA Senior Notes+                         8.375%       03/15/2008            11,395,000      10,426,425
McLeod USA Senior Step Up Notes(b)               0.000%       03/01/2007             3,475,000       2,866,875
Mohegan Tribal Gaming                            8.125%       01/01/2006             5,000,000       4,700,000
NVR Inc. Senior Notes                            8.000%       06/01/2005             2,550,000       2,346,000
News America Holdings                            9.250%       02/01/2013             2,075,000       2,213,927
Nextlink Communications(b)                       0.000%       06/01/2009            14,300,000       8,866,000
Nextlink Communications Step Up Notes(b)         0.000%       04/15/2008            17,200,000      10,750,000
Norfolk Southern Corp.                           8.375%       05/15/2005             9,775,000      10,045,579
Park Place Entertainment                         7.950%       08/01/2003            11,900,000      11,701,293
Phillips Petroleum Co.                           8.500%       05/25/2005             4,900,000       5,064,713
Republic Service                                 7.125%       05/15/2009             6,400,000       5,796,288
Safeway Store Notes                              5.875%       11/15/2001            10,000,000       9,798,039
Safeway Store Notes NCL                          7.000%       09/15/2002            14,500,000      14,339,024
Salem Communications Corp. Senior Sub Notes      9.500%       10/01/2007             2,475,000       2,326,500
Southland Corp. Senior Sub Notes                 5.000%       12/15/2003             4,650,000       3,999,000
Sprint Capital Corp.                             5.700%       11/15/2003             7,900,000       7,453,787
Station Casinos Inc.                             9.750%       04/15/2007             2,000,000       1,990,000
Station Casinos Inc. 144A                        9.875%       07/01/2010             2,650,000       2,639,559
TRW Inc.                                         6.500%       06/01/2002            22,035,000      21,476,400
Tenet Healthcare Corp. Notes                     8.625%       12/01/2003             4,385,000       4,352,112
Time Warner Inc.                                 7.750%       06/15/2005             5,550,000       5,592,667
Time Warner Inc.                                 8.110%       08/15/2006             5,000,000       5,100,024
Tyco International Ltd. 144A                     6.875%       09/05/2002            13,550,000      13,318,219
USA Waste Services Inc. Senior Notes             6.500%       12/15/2002             8,000,000       7,571,758
Viacom Inc. Senior Notes                         7.750%       06/01/2005             3,475,000       3,498,589
Waste Management Inc.                            6.875%       05/15/2009            15,000,000      13,240,779
Westinghouse Credit Corp. Deb. Notes             8.875%       06/14/2014             2,750,000       2,919,112
Williams Communications Group Notes             10.700%       10/01/2007             6,250,000       6,187,500
Williams Communications Group Notes             10.875%       10/01/2009             1,275,000       1,243,125
                                                                                                --------------
                                                                                                   457,404,604
                                                                                                --------------
Total Corporate (Cost $755,785,990)                                                                688,405,816
                                                                                                --------------
FEDERAL AGENCY -- OTHER -- 3.0%
PASS THRU SECURITIES -- 3.0%
FHLMC+                                           5.750%       06/15/2001            53,200,000      52,668,000
FHLMC +                                          5.750%       03/15/2009            29,150,000      26,549,237
                                                                                                --------------
Total Federal Agency - Other (Cost $79,249,517)                                                     79,217,237
                                                                                                --------------
GOVERNMENT/OTHER -- 14.6%
BELGIUM -- 0.0%
Kingdom of Belgium                               5.750%       09/28/2010               375,000         361,774
                                                                                                --------------
CANADA -- 0.4%
Canada Government                                5.500%       06/01/2009             3,900,000       2,568,839
Canada Government                                6.000%       06/01/2008             3,090,000       2,096,860
Canada Government                                6.000%       09/01/2005             7,110,000       4,819,533
                                                                                                --------------
                                                                                                     9,485,232
                                                                                                --------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

              SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      PAR           VALUE
SECURITY                                        RATE           MATURITY              VALUE#       (NOTE 1A)
--------------------------------------------------------------------------------------------------------------

EURODOLLAR -- 1.8%
Bulgaria FLIRB Series A(a)                       2.750%       07/28/2012         $   5,790,000  $    4,241,175
Bundes Obligation                                4.500%       08/19/2002             7,410,000       7,005,732
Bundes Obligation                                5.000%       08/20/2001             1,675,000       1,600,889
Bundes Obligation Ser 118 Notes                  5.250%       02/21/2001             4,305,000       4,119,868
Clear Channel Communications                     6.500%       07/07/2005               900,000         858,606
Deutschland Republic                             5.375%       01/04/2010            10,640,000      10,232,217
Deutschland Republic                             6.250%       01/04/2024             4,465,000       4,595,710
Deutschland Republic                             6.500%       07/04/2027               855,000         914,643
Exodus Communications                           11.375%       07/15/2008               600,000         570,016
Federal Republic of Germany                      4.750%       11/20/2001             1,915,000       1,822,591
Flextronics International                        9.750%       07/01/2010               150,000         146,801
Ford Motor Credit Co.                            3.750%       07/12/2004               500,000         441,741
Fort James Corp. Notes                           4.750%       06/29/2004               790,000         708,575
General Motors Acceptance Corp.                  5.500%       02/02/2005             1,115,000       1,044,446
International Lease Finance Corp.                4.125%       07/12/2004             2,100,000       1,880,279
Italian Government BTPS Notes NCL                6.500%       11/01/2027             1,415,000       1,450,344
Lehman Brothers Holdings PLC Medium Term
  Notes(a)                                       4.739%       08/25/2003             2,325,000       2,202,026
Level 3 Communications Inc.                     10.750%       03/15/2008               700,000         628,258
Level 3 Communications Inc.                     11.250%       03/15/2010               275,000         246,816
Metromedia Fiber Network                        10.000%       12/15/2009               825,000         756,202
Winstar Communications 144A                     12.750%       04/15/2010               165,000         149,665
                                                                                                --------------
                                                                                                    45,616,600
                                                                                                --------------
FRANCE -- 0.1%
France O.A.T.                                    6.000%       10/25/2025             2,012,327       1,993,998
                                                                                                --------------
GERMANY -- 0.4%
BKO                                              3.250%       09/15/2000             2,810,000       2,675,207
Baden Nurttemberg                                6.200%       11/22/2013             1,533,875       1,559,739
Deutschland Republic                             4.750%       07/04/2028               645,000         546,194
Deutschland Republic                             8.375%       05/21/2001             5,875,000       5,772,124
                                                                                                --------------
                                                                                                    10,553,264
                                                                                                --------------
JAPAN -- 1.2%
Deutsche Telekom                                 1.500%       06/15/2005           100,000,000         941,608
Ford Motor Credit Corp.                          1.200%       02/07/2005           430,000,000       4,018,689
IBM Corp. Notes                                  0.900%       04/14/2003           140,000,000       1,316,919
Italy Euroyen Notes                              1.800%       02/23/2010           410,000,000       3,892,805
Italy Euroyen Notes                              5.000%       12/15/2004           175,000,000       1,937,000
Italy Euroyen Notes NCL                          3.750%       06/08/2005            25,000,000         265,990
KFW International Finance                        1.750%       03/23/2010           138,000,000       1,302,228
McDonald's Corp.                                 2.000%       03/09/2010           100,000,000         943,400
Mexican Notes NCL                                3.100%       04/24/2002           315,000,000       3,036,696
Oesterreich KontrollBank                         1.800%       03/22/2010           163,000,000       1,547,365
Procter & Gamble                                 1.500%       12/07/2005           300,000,000       2,828,276
Province of Ontario                              1.875%       01/25/2010           299,000,000       2,823,968
Republic of Finland                              6.000%       01/29/2002           557,000,000       5,711,143
Spanish Government                               4.750%       03/14/2005           110,000,000       1,213,389
Westpac Banking                                  0.875%       09/22/2003           317,000,000       2,978,276
                                                                                                --------------
                                                                                                    34,757,752
                                                                                                --------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      PAR           VALUE
SECURITY                                        RATE           MATURITY              VALUE#       (NOTE 1A)
--------------------------------------------------------------------------------------------------------------

LUXEMBOURG -- 0.1%
PTC International Finance II SA                 11.250%       12/01/2009         $   1,500,000  $    1,485,908
                                                                                                --------------
NETHERLANDS -- 0.1%
Deutsche Telekom                                 6.125%       07/06/2005               725,000         694,999
Koninklijke Ahold NV                             4.000%       05/19/2005               345,000         359,053
Mannesmann Finance(a)                            4.073%       07/15/2002             1,500,000       1,425,225
                                                                                                --------------
                                                                                                     2,479,277
                                                                                                --------------
NEW ZEALAND -- 0.2%
Fletcher Challenge                              11.250%       12/15/2002             3,100,000       1,521,236
Fletcher Challenge CVT                          10.000%       04/30/2005             1,005,000         485,234
Nufarm Ltd. Notes                                9.800%       04/15/2002             3,800,000       1,816,553
                                                                                                --------------
                                                                                                     3,823,023
                                                                                                --------------
SINGAPORE -- 0.1%
Singapore Government                             3.500%       02/01/2004             4,490,000       2,574,803
Singapore Government                             5.125%       11/15/2004             2,085,000       1,261,371
                                                                                                --------------
                                                                                                     3,836,174
                                                                                                --------------
SLOVAKIA -- 0.0%
Slovak Wireless                                 11.250%       03/30/2007               550,000         540,894
                                                                                                --------------
SWEDEN -- 0.3%
Sweden Government Bond #1038                     6.500%       10/25/2006            41,000,000       4,951,189
Sweden Government Bond #1042                     5.000%       01/15/2004            28,100,000       3,166,039
                                                                                                --------------
                                                                                                     8,117,228
                                                                                                --------------
UNITED KINGDOM -- 1.6%
IPC Magazines 144A(b)                            0.000%       03/15/2008             3,000,000       2,685,090
Lehman Brothers Holdings PLC                     6.950%       06/22/2004             2,605,000       3,893,920
National Westminister Bank                       6.625%       10/29/2049             1,550,000       1,415,637
OTE PLC                                          6.125%       02/07/2007             2,025,000       1,901,049
Royal Bank of Scotland                           9.118%       03/31/2049            18,575,000      19,183,889
Royal Bank of Scotland 144A                      6.770%       03/31/2049             1,200,000       1,157,218
Tate & Lyle International Finance                5.750%       10/06/2006               950,000         871,156
UK Treasury Gilt                                 9.000%       10/13/2008             3,395,000       6,353,305
UK Treasury Gilt Stock                           5.750%       12/07/2009             2,960,000       4,676,219
UK Treasury Gilt Stock                           6.000%       12/07/2028               675,000       1,266,350
                                                                                                --------------
                                                                                                    43,403,833
                                                                                                --------------
YANKEE BONDS -- 8.3%
Abbey National PLC+                              7.350%       10/29/2049            13,000,000      12,181,000
Abbey National PLC+                              7.950%       10/26/2029             7,625,000       7,504,906
Alestra                                         12.625%       05/15/2009             1,530,000       1,398,600
Amvescap Senior Notes+                           6.600%       05/15/2005            25,550,000      23,955,842
Asia Pulp and Paper Global Financial Notes      11.750%       10/01/2005             3,450,000       2,415,000
British Sky Broadcasting+                        8.200%       07/15/2009            12,700,000      11,949,007
British Sky Broadcasting+                        7.300%       10/15/2006            13,050,000      11,797,190
Colt Telecom Group PLC Senior Step Up
  Notes(b)                                       0.000%       12/15/2006             5,200,000       4,576,000

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      PAR           VALUE
SECURITY                                        RATE           MATURITY              VALUE#       (NOTE 1A)
--------------------------------------------------------------------------------------------------------------

YANKEE BONDS (CONTINUED)
Cominco Ltd. Notes+                              6.875%       02/15/2006         $  17,350,000  $   15,026,851
Edperbrascan Ltd. Notes+                         7.375%       10/01/2002            12,125,000      11,781,050
Fuji JGB Inv. L.L.C. Pfd 144A FLIRB              9.870%       12/31/2049             8,350,000       8,023,098
Guangdong Enterprises 144A Senior Notes*         8.750%       12/15/2003             2,945,000       1,207,450
Guangdong Enterprises 144A Senior Notes
  NCL{*}                                         8.875%       05/22/2007            16,755,000       6,869,550
ICI Wilmington Notes NCL                         6.950%       09/15/2004            17,600,000      16,888,231
Innova S De R.L.                                12.875%       04/01/2007             3,365,000       3,104,213
Mexico Global Bond                              11.375%       09/15/2016             2,910,000       3,288,300
Mexico Global Bond Notes NCL                     9.875%       02/01/2010             3,155,000       3,292,243
Nordbanken                                       8.950%       11/29/2049            12,125,000      12,048,249
Pindo Deli Financial Notes                      10.250%       10/01/2002             5,700,000       4,047,000
Republic of Brazil(a)                            8.000%       04/15/2014             1,508,477       1,107,796
Republic of Brazil                              14.500%       10/15/2009             2,350,000       2,508,625
Republic of Brazil Series E                      7.375%       04/15/2006             7,314,450       6,665,293
Republic of Panama                               9.375%       04/01/2029             6,436,000       6,162,470
Royal Caribbean Cruise                           7.000%       10/15/2007             4,640,000       4,002,371
Royal Caribbean Cruise Senior Notes              7.500%       10/15/2027            10,250,000       7,796,108
SE Banken 144A FLIRB                             6.500%       12/29/2049            11,125,000      10,504,003
St. Georges Bank 144A                            7.150%       10/15/2005            19,375,000      18,514,335
                                                                                                --------------
                                                                                                   218,614,781
                                                                                                --------------
Total Government/Other (Cost $413,746,504)                                                         385,069,738
                                                                                                --------------
NON-AGENCY -- 2.1%

PASS THRU SECURITIES -- 2.1%
Amresco Communication Mortgage 1997-B A1 144A    6.728%       04/15/2014            16,417,155      15,709,165
First Chicago/Lennar Trust 1997-CHL1-D           8.129%       05/29/2008            10,820,000       8,994,125
Lehman Brothers Commercial Conduit Mortgage
  Trust 1995-C2 Non-ERISA(a)                     7.113%       05/25/2005             1,930,000       1,856,494
Merrill Lynch Investment Trust 1995-C2 E         7.393%       06/15/2021               898,863         843,493
Merrill Lynch Mortgage Investments 1997-C1 D
  Non-ERISA                                      7.120%       06/18/2029             4,475,000       4,121,475
Morgan Stanley Capital 1998-HF1 E                7.415%       02/15/2008             5,500,000       5,080,625
Resolution Trust Corp. 1994 C2 E Non-ERISA       8.000%       04/25/2025             4,721,704       4,662,683
Resolution Trust Corp. 1994-1 Cl M2              7.750%       09/25/2029             2,826,596       2,770,505
Resolution Trust Corp. 1995 Cl E                 6.900%       02/25/2027            10,368,937       9,662,553
Structured Asset Security Corp. 1994-C1 D
  Non-ERISA                                      6.870%       08/25/2026               744,144         740,423
                                                                                                --------------
Total Non-Agency (Cost $55,571,161)                                                                 54,441,541
                                                                                                --------------
U.S. GOVERNMENT AGENCY -- 38.0%

PASS THRU SECURITIES -- 38.0%
FHLMC                                            6.000% 04/01/2029 - 08/01/2029     56,866,320      52,109,453
FMAC Loan Rec Trust 98-C Class A2                6.660%       01/15/2012            15,000,000      13,982,813
FNMA+                                            5.625%       05/14/2004            65,625,000      62,518,313
FNMA                                             6.000% 06/01/2003 - 09/01/2029     28,140,491      25,764,992
FNMA                                             6.500% 08/15/2004 - 01/01/2030    184,390,440     174,522,767
FNMA                                             7.000% 09/01/2029 - 05/01/2030     55,337,162      53,429,136
FNMA                                             7.500% 07/01/2029 - 05/01/2030    187,607,742     184,983,684

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      PAR           VALUE
SECURITY                                        RATE           MATURITY              VALUE#       (NOTE 1A)
--------------------------------------------------------------------------------------------------------------

PASS THRU SECURITIES (CONTINUED)
FNMA                                             9.000%       11/01/2025         $   9,792,331  $   10,081,988
FNMA (TBA)                                       6.500%       08/15/2030            15,500,000      14,584,531
FNMA (TBA)                                       8.500%       08/01/2030           150,500,000     153,351,975
GNMA                                             7.000% 09/15/2022 - 02/15/2029     55,091,606      53,602,272
GNMA+                                            7.500%       08/15/2029            12,665,076      12,578,447
GNMA                                             8.000% 01/15/2024 - 08/15/2030    147,279,698     148,979,513
GNMA                                             9.000% 12/15/2016 - 02/15/2021     34,579,045      36,137,396
                                                                                                --------------
Total U.S. Government Agency (Cost $997,334,916)                                                   996,627,280
                                                                                                --------------
U.S. TREASURY OBLIGATIONS -- 10.5%

TREASURY BONDS -- 7.6%
U.S. Treasury Bond+                              5.250%       02/15/2029             2,575,000       2,285,313
U.S. Treasury Bond+                              6.250%       05/15/2030            22,925,000      24,053,369
U.S. Treasury Bond+                              8.125%       05/15/2021            26,610,000      32,468,458
U.S. Treasury Bond+                              9.250%       02/15/2016            36,025,000      46,748,202
U.S. Treasury Bond+                             11.250%       02/15/2015               725,000       1,069,034
U.S. Treasury Inflation Index Bond               4.045%       01/15/2009            88,750,000      91,230,977
                                                                                                --------------
                                                                                                   197,855,353
                                                                                                --------------
TREASURY NOTES -- 2.9%
U.S. Treasury Inflation Index Note               3.625%       07/15/2002            62,175,000      65,973,269
U.S. Treasury Note+                              6.625%       04/30/2002             3,800,000       3,811,856
U.S. Treasury Note+                              7.875%       11/15/2004             6,600,000       6,988,806
                                                                                                --------------
                                                                                                    76,773,931
                                                                                                --------------
Total U.S. Treasury Obligations (Cost $273,104,664)                                                274,629,284
                                                                                                --------------
TOTAL BONDS AND NOTES (COST $2,876,011,863)                                                      2,765,976,361
                                                                                                --------------

                                                                                    SHARES
                                                                                 -------------

PREFERRED STOCKS -- 1.9%
Australia & New Zealand Bank                                                           293,350       7,352,084
California Federal 9.125                                                               216,000       4,576,500
Equity Office Properties Trust 144A CVT                                                748,000      31,042,000
Global Crossing PIK Pfd 144A                                                            68,325       6,559,200
                                                                                                --------------
TOTAL PREFERRED STOCKS (COST $56,989,162)                                                           49,529,784
                                                                                                --------------

                                                                                   CONTRACT
                                                                                     SIZE
                                                                                 -------------

PURCHASED OPTIONS -- 0.2%
DEM 3.75% Call, Strike Price 90.20, 09/13/2000                                       4,200,000          29,677
DEM 3.75% Call, Strike Price 91.05, 09/29/2000                                       2,200,000          10,188
DEM 4% Call, Strike Price 93.99, 07/07/2000                                          5,000,000               0
DEM 4% Call, Strike Price 95.43, 07/21/2000                                          4,700,000               0
DEM 4% Call, Strike Price 99.01, 08/03/2000                                          2,350,000              24
DEM 4.5% Call, Strike Price 101.20, 08/14/2000                                       2,500,000               0
DEM 4.5% Call, Strike Price 95.42, 11/02/2000                                        2,000,000          15,468

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   CONTRACT         VALUE
SECURITY                                                                             SIZE         (NOTE 1A)
--------------------------------------------------------------------------------------------------------------

PURCHASED OPTIONS (CONTINUED)
DEM 4.5% Call, Strike Price 95.54, 10/13/2000                                        1,975,000  $       12,446
DEM 4.75% Call, Strike Price 85.93, 09/11/2000                                       2,076,600          71,518
DEM 5.38% Call, Strike Price 99.12, 02/01/2001                                       2,000,000          45,448
DEM 5.38% Call, Strike Price 99.21, 01/03/2001                                       4,000,000          86,736
FNMA 7.25%, Put, Strike Price 95.39, 09/19/2000                                        505,500          44,737
JPY Put, Strike Price 150.00, 02/08/2001                                             2,775,000              28
JPY Put/AUD Call, Strike Price 68.75,
  01/09/2001                                                                         3,000,000          22,428
JPY Put/EUR Call, Strike Price 105.00,
  11/09/2000                                                                         1,500,000          20,768
JPY Put/EUR Call, Strike Price 110.25,
  12/06/2001                                                                         2,100,000          42,107
JPY Put/EUR Call, Strike Price 125.00,
  08/29/2000                                                                         4,200,000               0
JPY Put/USD Call, Strike Price 115.00,
  09/01/2000                                                                         2,200,000           1,540
JPY Put/USD Call, Strike Price 115.80,
  08/14/2000                                                                         2,500,000             500
JPY Put/USD Call, Strike Price 120.00,
  11/07/2001                                                                         2,100,000          16,800
USD Put/CAD Call, Strike Price 1.42,
  10/19/2000                                                                         2,150,000           3,440
USD Put/EUR Call, Strike Price 0.97,
  11/09/2000                                                                         1,350,000          34,290
USD Put/EUR Call, Strike Price 0.97,
  11/01/2000                                                                         1,350,000          37,800
USD Put/MXP Call, Strike Price 10.00,
  4/12/2001                                                                            420,000           8,601
USD Put/MXP Call, Strike Price 8.25,
  04/12/2001                                                                           840,000             106
UST 5.50% Put, Strike Price 95.06, 02/08/2001                                          422,850           5,074
UST 5.50% Put, Strike Price 95.73, 03/09/2001                                          209,000           6,531
UST 5.50% Put, Strike Price 99.47, 01/26/2001                                          340,000           5,313
UST 5.88% Call, Strike Price 98.78, 08/28/2000                                         525,000         260,449
UST 6.00% Call, Strike Price 95.56, 08/01/2000                                         220,000         826,760
UST 6.50% Call, Strike Price 100.81,
  08/28/2000                                                                           580,000       1,635,600
UST 6.50% Call, Strike Price 102.50,
  09/20/2000                                                                           261,750         447,593
UST 6.50% Call, Strike Price 102.53,
  09/25/2000                                                                           275,250         478,935
UST 6.50% Call, Strike Price 104.75,
  09/29/2000                                                                           826,000         633,542
UST 6.50% Call, Strike Price 108.50,
  09/19/2000                                                                           505,500          43,441
UST 6.50% Call, Strike Price 99.31, 08/11/2000                                         461,000       1,861,518
                                                                                                --------------
TOTAL PURCHASED OPTIONS (COST $5,728,905)                                                            6,709,406
                                                                                                --------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      PAR           VALUE
SECURITY                                        RATE           MATURITY              VALUE        (NOTE 1A)
--------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.0%
COMMERCIAL PAPER -- 1.9%
Ford Car Owner Trust+/+                          6.234%       07/24/2000         $  49,100,000  $   48,892,334
                                                                                                --------------
REPURCHASE AGREEMENTS -- 0.1%
Investors Bank & Trust Repurchase Agreement, dated 06/30/00, due 07/03/2000, with a maturity value of $3,493,579 and an effective yield of 5.75%, collateralized by a U.S. Government Agency Obligation with a rate of 7.50%,
maturity date of 04/01/28 and market value of $3,562,142.                                            3,491,906
                                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS (COST $52,384,240)                                                     52,384,240
                                                                                                --------------

TOTAL INVESTMENTS -- 109.7% (COST $2,991,114,170)                                               $2,874,599,791

OTHER ASSETS, LESS LIABILITIES -- (9.7%)                                                          (254,544,420)
                                                                                                 -------------

NET ASSETS -- 100.0%                                                                            $2,620,055,371
                                                                                                 =============

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
CVT - Convertible
FHLMC - Federal Home Loan Mortgage Corporation
FLIRB - Front Loaded Interest Reduction Bond
FMAC - Federal Mortgage Acceptance Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
NCL - Non-callable
PIK - Payment-in-kind
REIT - Real Estate Investment Trust
UST - United States Treasury
AUD - Australian Dollar
CAD - Canadian Dollar
DEM - German Deutsche Mark
EUR - Euro
JPY - Japanese Yen
MXP - Mexican Peso
USD - United States Dollar
#    Denominated in United States dollars except for foreign country specific bonds which are denominated in their respective local currency.
+    Denotes all or part of security pledged as collateral.
(a)  Variable Rate Security; rate indicated is as of 6/30/00.
(b)  Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
*    Defaulted security.
+/+  Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,     $2,991,114,170)    $2,874,599,791
  Cash                                                                          2,843,133
  Receivable for investments sold                                             120,444,910
  Interest and dividends receivable                                            32,804,940
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 5)                                                   658,448
  Deferred organization costs (Note 1F)                                            12,532
  Prepaid expenses                                                                 19,286
                                                                           --------------
    Total assets                                                            3,031,383,040

LIABILITIES
  Payable for investments purchased                        $24,046,088
  Payable for delayed delivery transactions (Note 6)       381,626,560
  Payable for variation margin on open financial
    futures contracts (Note 5)                                 123,266
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 5)                              1,852,954
  Options written, at value (Note 5) (premiums
    received, $3,973,201)                                    3,543,188
  Accrued accounting and custody fees                           75,299
  Accrued trustees' fees and expenses (Note 2)                  22,304
  Accrued expenses and other liabilities                        38,010
                                                           -----------
    Total liabilities                                                         411,327,669
                                                                           --------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                               $2,620,055,371
                                                                           ==============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income                                                     $106,852,645
  Dividend income (net of foreign withholding taxes of
    $5,313)                                                             2,166,702
                                                                      -----------
    Total income                                                      109,019,347

EXPENSES
  Investment advisory fee (Note 2)                       $ 4,360,966
  Accounting and custody fees                                391,611
  Trustees' fees and expenses (Note 2)                        55,467
  Legal and audit services                                    40,103
  Insurance expense                                           15,714
  Amortization of organization expenses (Note 1F)              7,427
  Miscellaneous                                                5,996
                                                         -----------
    Total expenses                                                      4,877,284
                                                                      -----------
      Net investment income                                           104,142,063
                                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                     (91,069,825)
    Financial futures contracts                              912,205
    Written options transactions                          (4,817,990)
    Foreign currency transactions and forward foreign
      currency exchange contracts                         16,766,427
                                                         -----------
      Net realized loss                                               (78,209,183)
  Change in unrealized appreciation (depreciation)
    Investment securities                                 67,004,725
    Financial futures contracts                           (3,116,523)
    Written options                                        6,475,093
    Foreign currency and forward foreign currency
      exchange contracts                                  (5,224,032)
                                                         -----------
      Change in net unrealized appreciation
        (depreciation)                                                 65,139,263
                                                                      -----------
    Net realized and unrealized loss                                  (13,069,920)
                                                                      -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                            $91,072,143
                                                                      ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2000       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 1999
                                                         ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                   $  104,142,063    $  220,962,323
  Net realized loss                                          (78,209,183)     (113,317,673)
  Change in net unrealized appreciation (depreciation)        65,139,263      (129,552,131)
                                                          --------------    --------------
  Net increase (decrease) in net assets from investment
    operations                                                91,072,143       (21,907,481)
                                                          --------------    --------------
CAPITAL TRANSACTIONS
  Contributions                                              152,786,538       362,632,347
  Withdrawals                                               (535,508,722)     (845,481,415)
                                                          --------------    --------------
  Net decrease in net assets from capital transactions      (382,722,184)     (482,849,068)
                                                          --------------    --------------
TOTAL DECREASE IN NET ASSETS                                (291,650,041)     (504,756,549)

NET ASSETS
  At beginning of period                                   2,911,705,412     3,416,461,961
                                                          --------------    --------------
  At end of period                                        $2,620,055,371    $2,911,705,412
                                                          ==============    ==============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

                                SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED                   YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2000  --------------------------------------------------
                                           (UNAUDITED)      1999         1998         1997        1996(1)
                                          -------------  -----------  -----------  -----------  -----------

RATIOS:
  Expenses (to average daily net assets)         0.35%+        0.35%        0.34%        0.36%        0.37%+
  Net Investment Income (to average
    daily net assets)                            7.49%+        6.86%        6.56%        6.77%        7.14%+
  Portfolio Turnover                              114%++        159%         148%          89%          69%++
  Net Assets, End of Period (000's
    omitted)                               $2,620,055    $2,911,705   $3,416,462   $3,325,623   $2,616,112

-----------------

(1) For the period May 3, 1996 (commencement of operations) through December 31, 1996.
+     Computed on an annualized basis.
++    Not annualized.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Fixed Income Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      At June 30, 2000, there was one fund, Standish Fixed Income Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2000 was approximately 100%.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

      E. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      F. DEFERRED ORGANIZATION EXPENSE

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through April 2001.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.40% of the Portfolio's first $250,000,000 of average daily net assets, 0.35% of the next $250,000,000 of average daily net assets, and 0.30% of the average daily net assets in excess of $500,000,000. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SA&W. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SA&W.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2000 were as follows:

                                                     PURCHASES         SALES
                                                   --------------  --------------
      U.S. Government Securities                   $2,478,255,285  $2,548,938,918
                                                   ==============  ==============
      Investments (non-U.S. Government Securities) $  770,607,682  $  738,630,360
                                                   ==============  ==============

(4)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2000, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                               $2,991,114,170
                                                                   =============
      Gross unrealized appreciation                                    19,168,049
      Gross unrealized depreciation                                  (135,682,428)
                                                                   --------------
      Net unrealized depreciation                                  $ (116,514,379)
                                                                   ==============

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(5)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract, or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      A summary of such transactions for the six months ended June 30, 2000 is as follows:

      WRITTEN PUT OPTION TRANSACTIONS
      ---------------------------------------------------------------------------------------------
                                                               NUMBER OF CONTRACTS       PREMIUMS
                                                               -------------------     -----------

      Outstanding, beginning of period                                      11         $ 3,181,257
      Options written                                                       10           3,884,939
      Options expired                                                       (2)           (338,128)
      Options closed                                                       (12)         (4,332,195)
                                                                            --         -----------
      Outstanding, end of period                                             7         $ 2,395,873
                                                                            ==         ===========

      WRITTEN CALL OPTION TRANSACTIONS
      ---------------------------------------------------------------------------------------------

                                                               NUMBER OF CONTRACTS       PREMIUMS
                                                               -------------------     -----------
      Outstanding, beginning of period                                      12         $ 1,840,745
      Options written                                                        8           1,327,506
      Options expired                                                       (5)           (932,657)
      Options closed                                                        (9)         (1,634,330)
                                                                           ---         -----------
      Outstanding, end of period                                             6         $   601,264
                                                                           ===         ===========

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      WRITTEN CROSS CURRENCY OPTION TRANSACTIONS
      ---------------------------------------------------------------------------------------------
                                                               NUMBER OF CONTRACTS       PREMIUMS
                                                               -------------------  ------------------

      Outstanding, beginning of period                                      10         $ 1,771,421
      Options written                                                       15             433,179
      Options expired                                                       (2)            (96,260)
      Options closed                                                       (13)         (1,132,276)
                                                                          ----         -----------
      Outstanding, end of period                                            10         $   976,064
                                                                          ====         ===========

      FORWARD CURRENCY EXCHANGE CONTRACTS

      The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 2000, the Portfolio held the following forward foreign currency and cross currency exchange contracts:

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                   LOCAL PRINCIPAL         CONTRACT              MARKET          AGGREGATE        UNREALIZED
      CONTRACTS TO RECEIVE             AMOUNT             VALUE DATE             VALUE          FACE AMOUNT      GAIN/(LOSS)
      ------------------------------------------------------------------------------------------------------------------------
      Argentinian Peso                  1,534,979   09/07/2000-04/17/2002   $      1,497,686  $     1,469,410   $       28,276
      Canadian Dollar                   4,140,000         09/27/2000               2,801,575        2,820,798          (19,223)
      Euro                              4,113,180      07/06-09/20/2000            3,939,867        3,894,120           45,747
      Hong Kong Dollar                 20,000,000         08/13/2001               2,566,043        2,566,011               32
      Japanese Yen                  1,795,950,000      07/31-09/27/2000           17,124,198       17,298,082         (173,884)
      Polish Zloty                      2,876,930         07/24/2000                 654,740          700,000          (45,260)
      Slovakia Koruna                  14,676,452         09/11/2000                 326,806          338,042          (11,236)
      Thai Baht                        41,778,000         09/11/2000               1,067,208        1,100,000          (32,792)
                                                                            ----------------  ----------------  --------------
      TOTAL                                                                 $     29,978,123  $    30,186,463   $     (208,340)
                                                                            ================  ================  ==============

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                    LOCAL PRINCIPAL         CONTRACT              MARKET            AGGREGATE      UNREALIZED
      CONTRACTS TO DELIVER              AMOUNT             VALUE DATE              VALUE           FACE AMOUNT     GAIN/(LOSS)
      ------------------------------------------------------------------------------------------------------------------------
      Argentinian Peso                   1,586,038   07/10/2000-04/17/2002   $       1,501,125  $      1,484,964   $   (16,161)
      British Pound Sterling            12,535,000         09/20/2000               19,032,057        18,899,050      (133,007)
      Canadian Dollar                   14,130,000         09/20/2000                9,560,087         9,582,439        22,352
      Danish Krone                       6,790,000         09/20/2000                  871,079           881,074         9,995
      Euro                              71,322,975      07/03-09/27/2000            68,412,992        68,674,006       261,014
      Hong Kong Dollar                  64,752,733         08/13/2001                8,307,917         8,187,815      (120,102)
      Japanese Yen                   4,385,927,083   07/06/2000-05/17/2001          42,598,576        41,387,513    (1,211,063)
      New Zealand Dollar                 9,570,000         09/20/2000                4,486,562         4,580,936        94,374
      Polish Zloty                       2,876,930         07/24/2000                  654,741           682,708        27,967
      Singapore Dollar                   6,840,000         09/27/2000                3,995,592         3,985,898        (9,694)
      Swedish Krona                     70,760,000         09/20/2000                8,095,251         8,263,942       168,691
      Thai Baht                         89,276,000         09/11/2000                2,280,532         2,200,000       (80,532)
                                                                             -----------------  -----------------  -----------
      TOTAL                                                                  $     169,796,511  $    168,810,345   $  (986,166)
                                                                             =================  =================  ===========

      FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At June 30, 2000, the Portfolio held the following financials futures contracts:

                                                                                UNDERLYING FACE
      CONTRACT                                       POSITION  EXPIRATION DATE  AMOUNT AT VALUE  UNREALIZED LOSS
      ----------------------------------------------------------------------------------------------------------
      U.S. 10 Year Note (1,127 Contracts)              Short      9/29/2000      $110,991,891       $(803,648)

      At June 30, 2000, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

(6)   DELAYED DELIVERY TRANSACTIONS:

      The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio instructs its custodian to segregate securities having a value at least equal to the amount of the purchase commitment.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At June 30, 2000, the Fund had entered into the following delayed delivery transactions:

      TYPE                  SECURITY             SETTLEMENT DATE  PAYABLE AMOUNT
      --------------------------------------------------------------------------
      Buy                     FNMA                    7/17/2000    $ 81,652,813
      Buy                     FNMA                    8/16/2000      81,754,688
      Buy                     FNMA                    8/16/2000      49,571,730
      Buy                     FNMA                    8/16/2000       7,799,648
      Buy                     FNMA                    8/16/2000      11,892,439
      Buy                     FNMA                    8/16/2000      14,584,531
      Buy                     GNMA                    7/24/2000      14,864,063
      Buy                     GNMA                    7/24/2000      96,864,141
      Buy                     GNMA                    8/23/2000      15,140,625
      Buy         Clear Channel Communication          7/7/2000         845,983
      Buy             Exodus Communication             7/6/2000       3,450,000
      Buy             Exodus Communication             7/6/2000         566,340
      Buy               Station Casinos                7/7/2000       2,639,559
                                                                   ------------
                                                                   $381,626,560
                                                                   ============